Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of tax payable	$ 981	$ 1,498
Current portion of tax payable	$ 590	$ 958